Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash	$ 20,802	$ 14,917	$ 27,431
Accounts receivable, net	143,768	99,337	100,298
Intercompany receivables	0
Cost and estimated earnings in excess of billings	21,779	10,767	11,575
Inventories	119,171	96,432	92,977
Other current assets	13,235	13,181	10,068
Total current assets	318,755	234,634	242,349
Property, plant and equipment, net	920,513	831,778	813,607
Goodwill	317,323	127,038	179,120	153,375
Intangible assets, net	15,275	15,147	8,606
Other assets	45,774	39,197	37,531
Total assets	1,617,640	1,247,794	1,281,213	1,284,265
Current liabilities:
Current portion of debt	69,220	30,220	4,000
Current portion of acquisition-related liabilities	19,039	10,635	9,525
Accounts payable	78,244	72,104	61,634
Accrued expenses	87,913	57,251	49,822
Intercompany payables	0
Billings in excess of costs and estimated earnings	4,902	9,263	6,926
Total current liabilities	259,318	179,473	131,907
Long-term debt	938,290	658,767	635,843
Acquisition-related liabilities	40,947	23,756	23,919
Other noncurrent liabilities	83,415	77,480	84,266
Total liabilities	1,321,970	939,476	875,935
Redeemable noncontrolling interest	26,825	24,767	22,850
Redeemable members' interest	0
Total member's interest	268,845	283,551	382,428
Total liabilities, redeemable members' interest and member's interest	1,617,640	1,247,794	1,281,213
Summit Materials LLC (Parent) [Member]
Current assets:
Cash	21,685	10,375	697
Accounts receivable, net	0
Intercompany receivables	264,955	38,134	14,931
Cost and estimated earnings in excess of billings	0
Inventories	0
Other current assets	2,791	750	25
Total current assets	289,431	49,259	15,653
Property, plant and equipment, net	5,755	3,969	1,074
Goodwill	0
Intangible assets, net	0
Other assets	499,692	296,494	374,581
Total assets	794,878	349,722	391,308
Current liabilities:
Current portion of debt	69,220	26,010
Current portion of acquisition-related liabilities	1,141	2,000
Accounts payable	4,517	5,455	2,745
Accrued expenses	25,566	12,041	6,877
Intercompany payables	101,411
Billings in excess of costs and estimated earnings	0
Total current liabilities	201,855	45,506	9,622
Long-term debt	938,290	19,587
Acquisition-related liabilities	0	85
Other noncurrent liabilities	879	959	395
Total liabilities	1,141,024	66,137	10,017
Redeemable noncontrolling interest	0
Redeemable members' interest	0
Total member's interest	(346,146)	283,585	381,291
Total liabilities, redeemable members' interest and member's interest	794,878	349,722	391,308
Non-Wholly-Owned Guarantor [Member]
Current assets:
Cash	7	9	397
Accounts receivable, net	12,338	4,587	7,421
Intercompany receivables	0	3,433	15,557
Cost and estimated earnings in excess of billings	0
Inventories	14,569	10,402	7,073
Other current assets	722	444	726
Total current assets	27,636	18,875	31,174
Property, plant and equipment, net	305,274	301,908	287,677
Goodwill	23,124	23,124	23,124
Intangible assets, net	592	642	742
Other assets	20,378	17,973	11,891
Total assets	377,004	362,522	354,608
Current liabilities:
Current portion of debt	1,018	1,018	965
Current portion of acquisition-related liabilities	0
Accounts payable	7,978	9,387	6,715
Accrued expenses	7,691	9,185	10,742
Intercompany payables	21,810
Billings in excess of costs and estimated earnings	0
Total current liabilities	38,497	19,590	18,422
Long-term debt	154,081	154,590	155,394
Acquisition-related liabilities	0
Other noncurrent liabilities	17,570	20,306	27,091
Total liabilities	210,148	194,486	200,907
Redeemable noncontrolling interest	0
Redeemable members' interest	23,750	23,450	22,850
Total member's interest	143,106	144,586	130,851
Total liabilities, redeemable members' interest and member's interest	377,004	362,522	354,608
Wholly-Owned Guarantors [Member]
Current assets:
Cash	2,681	3,442	30,981
Accounts receivable, net	128,876	93,102	90,765
Intercompany receivables	33,532	30,787	9,018
Cost and estimated earnings in excess of billings	21,018	10,539	11,428
Inventories	102,293	85,372	84,555
Other current assets	9,645	11,715	8,447
Total current assets	298,045	234,957	235,194
Property, plant and equipment, net	602,744	518,935	517,994
Goodwill	293,227	102,942	155,024
Intangible assets, net	14,683	14,505	7,864
Other assets	63,234	37,535	161,442
Total assets	1,271,933	908,874	1,077,518
Current liabilities:
Current portion of debt	3,192	3,192	3,035
Current portion of acquisition-related liabilities	17,898	8,635	9,525
Accounts payable	64,426	57,142	51,179
Accrued expenses	62,068	37,342	38,050
Intercompany payables	174,376	71,556	33,396
Billings in excess of costs and estimated earnings	4,877	8,837	6,656
Total current liabilities	326,837	186,704	141,841
Long-term debt	482,993	484,590	480,449
Acquisition-related liabilities	40,947	23,671	23,919
Other noncurrent liabilities	64,966	56,215	56,780
Total liabilities	915,743	751,180	702,989
Redeemable noncontrolling interest	0
Redeemable members' interest	0
Total member's interest	356,190	157,694	374,529
Total liabilities, redeemable members' interest and member's interest	1,271,933	908,874	1,077,518
Non-Guarantors [Member]
Current assets:
Cash	4,723	3,631	680
Accounts receivable, net	4,922	3,100	3,255
Intercompany receivables	0
Cost and estimated earnings in excess of billings	761	228	147
Inventories	2,309	658	1,349
Other current assets	375	272	2,409
Total current assets	13,090	7,889	7,840
Property, plant and equipment, net	6,740	6,966	6,862
Goodwill	972	972	972
Intangible assets, net	0
Other assets	1,235	1,303	1,315
Total assets	22,037	17,130	16,989
Current liabilities:
Current portion of debt	0
Current portion of acquisition-related liabilities	0
Accounts payable	3,691	1,572	2,138
Accrued expenses	1,180	1,223	1,015
Intercompany payables	890	798	6,110
Billings in excess of costs and estimated earnings	25	426	270
Total current liabilities	5,786	4,019	9,533
Long-term debt	0
Acquisition-related liabilities	0
Other noncurrent liabilities	0
Total liabilities	5,786	4,019	9,533
Redeemable noncontrolling interest	0
Redeemable members' interest	0
Total member's interest	16,251	13,111	7,456
Total liabilities, redeemable members' interest and member's interest	22,037	17,130	16,989
Eliminations [Member]
Current assets:
Cash	(8,294)	(2,540)	(5,324)
Accounts receivable, net	(2,368)	(1,452)	(1,143)
Intercompany receivables	(298,487)	(72,354)	(39,506)
Cost and estimated earnings in excess of billings	0
Inventories	0
Other current assets	(298)		(1,539)
Total current assets	(309,447)	(76,346)	(47,512)
Property, plant and equipment, net	0
Goodwill	0
Intangible assets, net	0
Other assets	(538,765)	(314,108)	(511,698)
Total assets	(848,212)	(390,454)	(559,210)
Current liabilities:
Current portion of debt	(4,210)
Current portion of acquisition-related liabilities	0
Accounts payable	(2,368)	(1,452)	(1,143)
Accrued expenses	(8,592)	(2,540)	(6,862)
Intercompany payables	(298,487)	(72,354)	(39,506)
Billings in excess of costs and estimated earnings	0
Total current liabilities	(313,657)	(76,346)	(47,511)
Long-term debt	(637,074)
Acquisition-related liabilities	0
Other noncurrent liabilities	0
Total liabilities	(950,731)	(76,346)	(47,511)
Redeemable noncontrolling interest	26,825	24,767	22,850
Redeemable members' interest	(23,750)	(23,450)	(22,850)
Total member's interest	99,444	(315,425)	(511,699)
Total liabilities, redeemable members' interest and member's interest	$ (848,212)	$ (390,454)	$ (559,210)